LEASES (Details)	12 Months Ended
	Jun. 30, 2020 USD ($) Sublease	Jun. 30, 2019 USD ($)	Jun. 30, 2018 USD ($)
Description of lease activities [Abstract]
Incremental borrowing rate	13.00%
Number of additional sublease, office premises in US | Sublease	1
Right-of-Use Assets [Abstract]
Interest on lease liabilities	$ 49,703	$ 0	$ 0
Payment of principal portion of lease liabilities	83,232	0	0
Proceeds from principal portion of sub-lease receivables	35,795	0	0
Payments for sub-lease costs	25,060	0	$ 0
Contractual Maturities of Lease Liabilities and Sub-lease Receivables [Abstract]
Sub-lease receivables	234,960
Lease liabilities	(307,134)	(235,125)
Leases Under IFRS 16 [Member]
Right-of-Use Assets [Abstract]
Depreciation of right-of-use assets	(71,263)
Gain on derecognition of right-of-use assets	15,588
Interest on lease liabilities	(49,703)
Income from sub-leasing right-of-use assets	4,079
Expense relating to short-term leases and leases of low-value assets	(32,673)
Net amount recognised in profit or loss	(133,972)
Operating Leases Under IAS 17 [Member]
Right-of-Use Assets [Abstract]
Lease expense		(92,189)
Net amount recognised in profit or loss		$ (92,189)
Carrying Amount [Member]
Contractual Maturities of Lease Liabilities and Sub-lease Receivables [Abstract]
Sub-lease receivables	223,559
Lease liabilities	(268,425)
Year 1 [Member]
Contractual Maturities of Lease Liabilities and Sub-lease Receivables [Abstract]
Sub-lease receivables	121,035
Lease liabilities	(156,621)
Year 2 [Member]
Contractual Maturities of Lease Liabilities and Sub-lease Receivables [Abstract]
Sub-lease receivables	113,925
Lease liabilities	(150,513)
Year 3 [Member]
Contractual Maturities of Lease Liabilities and Sub-lease Receivables [Abstract]
Sub-lease receivables	0
Lease liabilities	$ 0
Buildings [Member] | Minimum [Member]
Description of lease activities [Abstract]
Leases term	1 year
Buildings [Member] | Maximum [Member]
Description of lease activities [Abstract]
Leases term	5 years